Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents

32 Cash and cash equivalents

Cash and cash equivalents
	2017	2016	2015
Treasury bills and other eligible bills	391	512	363
Deposits from banks/Loans and advances to banks	–3,403	–2,492	–1,442
Cash and balances with central banks	21,989	18,144	21,458

Cash and cash equivalents at end of year	18,977	16,164	20,379

Treasury bills and other eligible bills included in cash and cash equivalents
	2017	2016	2015
Treasury bills and other eligible bills included in trading assets	5	126	228
Treasury bills and other eligible bills included in available-for-sale investments	386	386	135

	391	512	363

Deposits from banks/Loans and advances to banks
	2017	2016	2015
Included in cash and cash equivalents:
– deposits from banks	–8,563	–9,809	–10,312
– loans and advances to banks	5,160	7,317	8,870

	–3,403	–2,492	–1,442
Not included in cash and cash equivalents:
– deposits from banks	–28,258	–22,155	–23,501
– loans and advances to banks	23,651	21,541	21,118

	–4,607	–614	–2,383
Total as included in the statement of financial position:
– deposits from banks	–36,821	–31,964	–33,813
– loans and advances to banks	28,811	28,858	29,988

	–8,010	–3,106	–3,825

Cash and cash equivalents includes deposits from banks and loans and advances to banks that are on demand.

Included in Cash and cash equivalents, are minimum mandatory reserve deposits to be held with various central banks. Reference is made to Note 41 ‘Assets not freely disposable’ for restrictions on Cash and balances with central banks.

ING Group’s risk management (including liquidity) is explained in the section ‘Risk management – Funding and liquidity risk’.